UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-04448

                -------------------------------------------------

                             UBS Master Series, Inc.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code:  212-882 5000

Date of fiscal year end:  February 28

Date of reporting period:  August 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.
---------------------------------

[LOGO OF UBS] UBS Global Asset Management

    UBS MONEY MARKET FUND
    SEMIANNUAL REPORT

    AUGUST 31, 2005

UBS MONEY MARKET FUND

October 14, 2005

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for the UBS Money Market Fund ("the Fund") for the six months ended August 31, 2005.

PERFORMANCE

The seven-day current yield for the Fund's Class A shares as of August 31, 2005, was 1.69%, up from 0.56% (after fee waivers and/or expense reimbursements) at the end of the fiscal year that ended February 28, 2005. (Performance for all share classes over various time periods is shown in "Performance and Portfolio Characteristics at a Glance" on page 6.)

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and conservation of capital.

PORTFOLIO MANAGER:

Michael H. Markowitz
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class A--July 1, 1991
Class B--September 26, 1986
Class C--July 14, 1992

DIVIDEND PAYMENTS:

Monthly

--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL PERIOD?

A. The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, geopolitical events and the devastation caused by Hurricane Katrina.
   Despite these issues, the economy proved to be surprisingly resilient. In both the fourth quarter of 2004 and the first quarter of 2005, gross domestic product (GDP) growth was a robust 3.8%. Second quarter GDP growth was 3.3%, a slight decline from previous quarters, but still a solid number.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. Given the strength of the economy, the Federal Reserve Board (the "Fed") continued to raise interest rates as it sought to ward off an increase in inflation. After raising the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--six times from June 2004 through February 2005, the Fed again increased rates in 0.25% increments on four more occasions over the reporting period. In total, the 10 rate hikes in this tightening campaign have brought the fed funds rate from 1.00% to 3.50%. The Fed, citing inflationary concerns, raised rates another quarter point to 3.75% in September, after the period closed.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE FISCAL PERIOD?

A. Early in the reporting period, we employed a "barbell" strategy by purchasing securities at both ends of the maturity spectrum. Our longer-term securities, with maturities up to one year, were used to lock in higher rates, while our shorter-term securities, with maturities of one month or less, provided liquidity and gave us the ability to reinvest at higher yields as the Fed increased interest rates.

   However, as the period progressed, we let the Fund's weighted average maturity drift shorter, in order to take advantage of the rising rate environment. In particular, we targeted securities maturing around the dates of the Fed meetings in order to maximize our ability to capture higher yields. We also moved from our barbell structure to a more "bulleted" yield curve position, in which we emphasized securities with three- to six-month maturities. Generally, a bullet strategy performs better in a rising-rate environment.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. We maintained our strategy of emphasizing quality and liquidity throughout the year. In doing so, we continued to concentrate a large portion of the portfolio's holdings in high-quality sectors, including repurchase agreements, certificates of deposit and short-term corporate obligations. We also held a significant portion of the Fund in commercial paper which, in the environment that characterized much of the period, offered a yield advantage. This positioning helped maintain the Fund's overall level of diversification and allowed us to meet our liquidity requirements.

--------------------------------------------------------------------------------
2

UBS MONEY MARKET FUND

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Money Market Fund
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Money Market Fund
Managing Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended August 31, 2005. The views and opinions in the letter were current as of October 14, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges; and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
4

UBS MONEY MARKET FUND


                                                       Beginning            Ending           Expenses Paid
                                                     Account Value       Account Value       During Period*
                                                     March 1, 2005      August 31, 2005    3/1/05 to 8/31/05
------------------------------------------------------------------------------------------------------------
Class A     Actual                                     $1,000.00           $1,006.50             $ 8.90
            ------------------------------------------------------------------------------------------------
            Hypothetical (5% annual return
            before expenses)                            1,000.00            1,016.33               8.94
=============================================================================================================
Class B     Actual                                      1,000.00            1,003.90              11.57
            ------------------------------------------------------------------------------------------------
            Hypothetical (5% annual return
            before expenses)                            1,000.00            1,013.66              11.62
============================================================================================================
Class C     Actual                                      1,000.00            1,003.70              11.82
            ------------------------------------------------------------------------------------------------
            Hypothetical (5% annual return
            before expenses)                            1,000.00            1,013.41              11.88
============================================================================================================

 * Expenses are equal to the Fund's annualized expense ratios: Class A: 1.76%, Class B: 2.29%, Class C: 2.34%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

SEVEN-DAY CURRENT YIELD*                              8/31/05                2/28/05                8/31/04
-------------------------------------------------------------------------------------------------------------
Class A Shares                                         1.69%                  0.56%                  0.64%
-------------------------------------------------------------------------------------------------------------
Class B Shares                                         1.26                   0.26                   0.13
-------------------------------------------------------------------------------------------------------------
Class C Shares                                         1.21                   0.10                   0.10
=============================================================================================================

CHARACTERISTICS                                       8/31/05                2/28/05                8/31/04
-------------------------------------------------------------------------------------------------------------
Weighted Average Maturity**                           35 days                41 days                44 days
-------------------------------------------------------------------------------------------------------------
Average Credit Quality                               First Tier             First Tier             First Tier
-------------------------------------------------------------------------------------------------------------
Net Assets (mm)                                        $16.7                  $22.0                 $31.6
=============================================================================================================

PORTFOLIO COMPOSITION***                              8/31/05                2/28/05                8/31/04
-------------------------------------------------------------------------------------------------------------
Commercial Paper                                       39.5%                  53.6%                  40.2%
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                  18.8                    8.8                    7.0
-------------------------------------------------------------------------------------------------------------
Certificates of Deposit                                17.9                    9.1                   17.4
-------------------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations                       10.2                    8.0                    9.5
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations                      9.9                   16.6                   25.2
-------------------------------------------------------------------------------------------------------------
Bank Notes                                              3.0                    4.1                    1.3
-------------------------------------------------------------------------------------------------------------
Money Market Funds                                      1.8                    1.3                    1.8
-------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities                          (1.1)                  (1.5)                  (2.4)
-------------------------------------------------------------------------------------------------------------
TOTAL                                                 100.0%                 100.0%                 100.0%
=============================================================================================================

  * Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
 ** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
6

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                       MATURITY       INTEREST
  (000)                                                          DATES          RATES          VALUE
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--9.87%
-------------------------------------------------------------------------------------------------------
      $250  Federal Home Loan Bank                             09/12/05         3.259%*      $  249,949
-------------------------------------------------------------------------------------------------------
       500  Federal Home Loan Bank                             10/21/05 to      2.250 to
                                                               06/08/06         3.625           499,838
-------------------------------------------------------------------------------------------------------
       409  Federal Home Loan Mortgage Corp.                   02/27/06         3.860@          401,150
-------------------------------------------------------------------------------------------------------
       500  Federal National Mortgage Association              09/30/05         2.300           500,000
-------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$1,650,937)                                   1,650,937
=======================================================================================================

BANK NOTE--2.99%
-------------------------------------------------------------------------------------------------------
  NON-U.S.--2.99%
       500  Abbey National Treasury Services PLC**
               (cost--$500,125)                                10/17/05         3.649*          500,125
=======================================================================================================

CERTIFICATES OF DEPOSIT--17.94%
-------------------------------------------------------------------------------------------------------
  NON-U.S.--10.17%
       250  BNP Paribas                                        09/26/05         3.260           250,000
-------------------------------------------------------------------------------------------------------
       500  Credit Suisse First Boston                         09/06/05         3.295           500,000
-------------------------------------------------------------------------------------------------------
       450  Svenska Handelsbanken                              09/26/05         3.400*          449,983
-------------------------------------------------------------------------------------------------------
       500  UniCredito Italiano SpA                            09/26/05         3.395*          499,993
-------------------------------------------------------------------------------------------------------
                                                                                              1,699,976
=======================================================================================================
  U.S.--7.77%
       400  First Tennessee Bank N.A. (Memphis)                10/03/05         3.570           400,000
-------------------------------------------------------------------------------------------------------
       400  SunTrust Bank                                      10/18/05         3.300           400,000
-------------------------------------------------------------------------------------------------------
       500  Wells Fargo Bank N.A.                              09/01/05         3.550*          500,000
-------------------------------------------------------------------------------------------------------
                                                                                              1,300,000
-------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$2,999,976)                                              2,999,976
=======================================================================================================

COMMERCIAL PAPER@--39.45%
-------------------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--2.38%
       400  Atlantis One Funding                               10/24/05         3.650           397,851
-------------------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--11.32%
       400  Amsterdam Funding Corp.                            09/15/05         3.520           399,453
-------------------------------------------------------------------------------------------------------
       400  Falcon Asset Securitization Corp.                  09/13/05         3.410           399,545
-------------------------------------------------------------------------------------------------------
       295  Ranger Funding Co. LLC                             09/13/05         3.520           294,654
-------------------------------------------------------------------------------------------------------
       400  Sheffield Receivables Corp.                        09/02/05         3.470           399,961
-------------------------------------------------------------------------------------------------------
       400  Windmill Funding Corp.                             09/20/05         3.530           399,255
-------------------------------------------------------------------------------------------------------
                                                                                              1,892,868
=======================================================================================================

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                       MATURITY       INTEREST
  (000)                                                          DATES          RATES          VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
-------------------------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--4.45%
      $350  Scaldis Capital LLC                                12/09/05         3.720%       $  346,419
-------------------------------------------------------------------------------------------------------
       400  Solitaire Funding LLC                              10/17/05         3.630           398,145
-------------------------------------------------------------------------------------------------------
                                                                                                744,564
=======================================================================================================
  BANKING-NON-U.S.--5.96%
       500  Alliance & Leicester PLC                           10/11/05         3.340           498,144
-------------------------------------------------------------------------------------------------------
       500  DNB NOR ASA                                        09/26/05         3.400           498,820
-------------------------------------------------------------------------------------------------------
                                                                                                996,964
=======================================================================================================
  BANKING-U.S.--8.19%
       500  Dexia Delaware LLC                                 09/13/05         3.430           499,429
-------------------------------------------------------------------------------------------------------
       400  ING (US) Funding LLC                               12/06/05         3.790           395,957
-------------------------------------------------------------------------------------------------------
       475  Westpac Capital Corp.                              10/11/05         3.600           473,100
-------------------------------------------------------------------------------------------------------
                                                                                              1,368,486
=======================================================================================================
  BROKERAGE--4.76%
       400  Bear Stearns Cos., Inc.                            11/08/05         3.680           397,219
-------------------------------------------------------------------------------------------------------
       400  Morgan Stanley                                     09/19/05         3.360           399,328
-------------------------------------------------------------------------------------------------------
                                                                                                796,547
=======================================================================================================
  FINANCE-NONCAPTIVE DIVERSIFIED--2.39%
       400  International Lease Finance Corp.                  09/16/05         3.420           399,430
-------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$6,596,710)                                                     6,596,710
=======================================================================================================

SHORT-TERM CORPORATE OBLIGATIONS--10.23%
-------------------------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--5.98%
       250  CC (USA), Inc.**                                   03/10/06         3.500           249,994
-------------------------------------------------------------------------------------------------------
       500  K2 (USA) LLC**                                     09/15/05         3.561*          500,052
-------------------------------------------------------------------------------------------------------
       250  Links Finance LLC**                                11/14/05         2.680           250,000
-------------------------------------------------------------------------------------------------------
                                                                                              1,000,046
=======================================================================================================
  FINANCE-CAPTIVE AUTOMOTIVE--2.99%
       500  Toyota Motor Credit Corp.                          09/01/05         3.550*          500,000
-------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER--1.26%
       210  SLM Corp.                                          10/25/05         3.850*          210,161
-------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$1,710,207)                                     1,710,207
=======================================================================================================

--------------------------------------------------------------------------------
8

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                       MATURITY       INTEREST
  (000)                                                          DATES          RATES          VALUE
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--18.79%
-------------------------------------------------------------------------------------------------------
    $3,100  Repurchase Agreement dated 08/31/05
               with Deutsche Bank Securities, Inc.,
               collateralized by $3,126,000
               Federal Home Loan Mortgage Corp.
               obligations, 4.300% due
               05/08/08; (value--$3,162,216);
               proceeds: $3,100,307                            09/01/05         3.570%       $3,100,000
-------------------------------------------------------------------------------------------------------
        42  Repurchase Agreement dated 08/31/05
               with State Street Bank & Trust Co.,
               collateralized by $34,758 U.S. Treasury
               Bonds, 6.250% due 08/15/23;
               (value--$42,918); proceeds: $42,004             09/01/05         3.200            42,000
-------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$3,142,000)                                                3,142,000
=======================================================================================================

 NUMBER OF
  SHARES
  (000)
----------
MONEY MARKET FUND(+)--1.80%
-------------------------------------------------------------------------------------------------------
       300  AIM Liquid Assets Portfolio (cost--$299,997)                        3.454           299,997
-------------------------------------------------------------------------------------------------------
Total Investments (cost--$16,899,952 which
   approximates cost for federal income
   tax purposes)--101.07%                                                                    16,899,952
-------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.07)%                                                 (179,381)
-------------------------------------------------------------------------------------------------------
Net Assets (applicable to 10,198,083, 4,263,515
   and 2,256,738 shares of common stock outstanding
   of Class A, Class B and Class C, respectively, each
   equivalent to $1.00 per share)--100.00%                                                  $16,720,571
=======================================================================================================

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of August 31, 2005, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.97% of net assets as of August 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@   Interest rates shown are the discount rates at date of purchase.
(+) Interest rate shown reflects yield at August 31, 2005.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- AUGUST 31, 2005 (UNAUDITED)

ISSUER BREAKDOWN BY COUNTRY

                                                         PERCENTAGE OF PORTFOLIO ASSETS
---------------------------------------------------------------------------------------
United States                                                                     81.1%
---------------------------------------------------------------------------------------
United Kingdom                                                                     5.9
---------------------------------------------------------------------------------------
Switzerland                                                                        3.0
---------------------------------------------------------------------------------------
Italy                                                                              2.9
---------------------------------------------------------------------------------------
Norway                                                                             2.9
---------------------------------------------------------------------------------------
Sweden                                                                             2.7
---------------------------------------------------------------------------------------
France                                                                             1.5
---------------------------------------------------------------------------------------
Total                                                                            100.0%
=======================================================================================

                      Weighted average maturity -- 35 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10

UBS MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                                                      For the Six
                                                                                     Months Ended
                                                                                    August 31, 2005
                                                                                      (unaudited)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                                   $302,003
---------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                                  49,771
---------------------------------------------------------------------------------------------------
Service fees--Class A                                                                        15,636
---------------------------------------------------------------------------------------------------
Service and distribution fees--Class B                                                       19,570
---------------------------------------------------------------------------------------------------
Service and distribution fees--Class C                                                        8,186
---------------------------------------------------------------------------------------------------
Professional fees                                                                            30,479
---------------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class A                                           12,690
---------------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class B                                            5,854
---------------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class C                                            2,900
---------------------------------------------------------------------------------------------------
State registration fees                                                                      19,751
---------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                          16,179
---------------------------------------------------------------------------------------------------
Directors' fees                                                                               5,122
---------------------------------------------------------------------------------------------------
Custody and accounting fees                                                                     996
---------------------------------------------------------------------------------------------------
Other expenses                                                                                8,257
---------------------------------------------------------------------------------------------------
                                                                                            195,391
---------------------------------------------------------------------------------------------------
Net investment income                                                                       106,612
---------------------------------------------------------------------------------------------------
Net realized loss from investment activities                                                    (28)
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       $106,584
===================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            For the Six
                                                                                           Months Ended           For the
                                                                                          August 31, 2005        Year Ended
                                                                                            (unaudited)       February 28, 2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                            $106,612              $110,454
-------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investment activities                                                          (28)                   --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                              106,584               110,454
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A                                                                    (80,051)              (94,974)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income--Class B                                                                    (18,827)              (11,494)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income--Class C                                                                     (7,734)               (3,986)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class A                                                 --                  (842)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class B                                                 --                  (476)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class C                                                 --                  (202)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 (106,612)             (111,974)
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital share transactions                                     (5,276,091)          (11,803,350)
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                                     (5,276,119)          (11,804,870)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                                            21,996,690            33,801,560
-------------------------------------------------------------------------------------------------------------------------------
End of period                                                                                 $16,720,571           $21,996,690
===============================================================================================================================
Accumulated undistributed net investment income                                                    $--                   $--
===============================================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers one series of shares: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM") or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--Investments are valued at amortized cost, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

--------------------------------------------------------------------------------
14

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At August 31, 2005, the Fund owed UBS Global AM $7,208 for investment advisory and administration fees.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM executes Fund portfolio transactions through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended August 31, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $4,080,930.

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 2005, the Fund owed UBS Global AM $6,373 in service and distribution fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended August 31, 2005, it earned $9,204 and $1,262 in deferred sales charges on Class B and Class C shares, respectively.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended August 31, 2005, UBS Financial Services, Inc. received from PFPC, not the Fund, $11,718 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended August 31, 2005, the Fund did not loan any securities.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At August 31, 2005, the Fund had the following liabilities outstanding:

Payable for shares repurchased                                           $153,047
---------------------------------------------------------------------------------
Dividends payable to shareholders                                           1,442
---------------------------------------------------------------------------------
Other accrued expenses*                                                    83,247
---------------------------------------------------------------------------------

* Excludes investment advisory and administration fees and service and distribution fees.

At August 31, 2005, the components of net assets were as follows:

Accumulated paid in capital                                          $16,714,802
--------------------------------------------------------------------------------
Accumulated net realized gain from investment activities                   5,769
--------------------------------------------------------------------------------
Net assets                                                           $16,720,571
================================================================================

--------------------------------------------------------------------------------
16

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAX STATUS

The Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended August 31, 2005 and the fiscal year ended February 28, 2005 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending February 28, 2006.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                                  CLASS A                                   CLASS B
                                     ----------------------------------------------------------------------------
                                     FOR THE SIX             FOR THE            FOR THE SIX            FOR THE
                                     MONTHS ENDED           YEAR ENDED          MONTHS ENDED         YEAR ENDED
                                      AUGUST 31,           FEBRUARY 28,           AUGUST 31,         FEBRUARY 28,
                                        2005                  2005                  2005                 2005
-----------------------------------------------------------------------------------------------------------------
Shares exchanged into Fund            2,454,978              6,162,212              602,857             5,386,274
-----------------------------------------------------------------------------------------------------------------
Shares repurchased or
  exchanged out of Fund              (6,269,643)           (13,033,491)          (1,747,945)           (7,902,677)
-----------------------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                  1,033,831              4,298,520           (1,033,831)           (4,298,520)
-----------------------------------------------------------------------------------------------------------------
Dividends reinvested                     74,716                 89,808               15,445                10,434
-----------------------------------------------------------------------------------------------------------------
Net decrease
  in shares outstanding              (2,706,118)            (2,482,951)          (2,163,474)           (6,804,489)
=================================================================================================================

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                  CLASS C
                                   --------------------------------------
                                    FOR THE SIX                FOR THE
                                    MONTHS ENDED             YEAR ENDED
                                     AUGUST 31,              FEBRUARY 28,
                                       2005                     2005
-------------------------------------------------------------------------
Shares exchanged into Fund             706,982                  3,286,754
-------------------------------------------------------------------------
Shares repurchased or
  exchanged out of Fund             (1,120,688)                (5,806,369)
-------------------------------------------------------------------------
Dividends reinvested                     7,207                      3,705
-------------------------------------------------------------------------
Net decrease
  in shares outstanding               (406,499)                (2,515,910)
=========================================================================

--------------------------------------------------------------------------------
18

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                  Class A
                                               -----------------------------------------------------------------------------
                                                 For the Six
                                                Months Ended                For the Years Ended February 28 or 29,
                                               August 31, 2005    ----------------------------------------------------------
                                                (unaudited)        2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.006           0.006        0.007        0.007        0.023        0.053
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
   from investment activities                     (0.000)*            --        0.000*          --           --           --
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income              (0.006)         (0.006)      (0.007)      (0.007)      (0.023)      (0.053)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
   from investment activities                         --          (0.000)*         --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.006)         (0.006)      (0.007)      (0.007)      (0.023)      (0.053)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                          0.65%           0.62%        0.67%        0.66%        2.36%        5.45%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                $10,206         $12,912      $15,396      $27,185      $26,676      $38,533
----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of fee
   waivers and expense reimbursements
   by advisor                                       1.76%**         0.98%        0.46%        1.01%        1.05%        1.07%
----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before fee
   waivers and expense reimbursements
   by advisor                                       1.76%**         1.63%        1.23%        1.21%        1.06%        1.07%
----------------------------------------------------------------------------------------------------------------------------
Net investment income to average net assets,
   net of fee waivers and expense
   reimbursements by advisor                        1.28%**         0.61%        0.67%        0.66%        2.37%        5.35%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average net
   assets, before fee waivers and expense
   reimbursements by advisor                        1.28%**        (0.04)%      (0.10)%       0.46%        2.36%        5.35%
============================================================================================================================

*  Amount represents less than $0.0005 or ($0.0005) per share.
** Annualized.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
20

                                   Class B
-----------------------------------------------------------------------------
  For the Six
 Months Ended                For the Years Ended February 28 or 29,
August 31, 2005    ----------------------------------------------------------
 (unaudited)        2005         2004         2003         2002         2001
-----------------------------------------------------------------------------
   $1.00            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------
   0.004            0.001        0.001        0.002        0.018        0.048
-----------------------------------------------------------------------------

  (0.000)*             --        0.000*          --           --           --
-----------------------------------------------------------------------------
  (0.004)          (0.001)      (0.001)      (0.002)      (0.018)      (0.048)
-----------------------------------------------------------------------------

      --           (0.000)*         --           --           --           --
-----------------------------------------------------------------------------
  (0.004)          (0.001)      (0.001)      (0.002)      (0.018)      (0.048)
-----------------------------------------------------------------------------
   $1.00            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------
    0.39%            0.12%        0.15%        0.16%        1.84%        4.94%
-----------------------------------------------------------------------------

  $4,258           $6,422      $13,227      $36,948      $24,508      $24,231
-----------------------------------------------------------------------------

    2.29%**          1.41%        0.98%        1.49%        1.56%        1.55%
-----------------------------------------------------------------------------

    2.29%**          2.09%        1.74%        1.69%        1.58%        1.55%
-----------------------------------------------------------------------------

    0.72%**          0.12%        0.14%        0.15%        1.82%        4.84%
-----------------------------------------------------------------------------

    0.72%**         (0.56)%      (0.62)%      (0.05)%       1.80%        4.84%
=============================================================================

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                 Class C
                                               -----------------------------------------------------------------------------
                                                 For the Six
                                                Months Ended                For the Years Ended February 28 or 29,
                                               August 31, 2005    ----------------------------------------------------------
                                                (unaudited)         2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.004           0.001        0.001        0.002        0.018        0.048
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
   from investment activities                     (0.000)*            --        0.000*          --           --           --
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income              (0.004)         (0.001)      (0.001)      (0.002)      (0.018)      (0.048)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
   from investment activities                         --          (0.000)*         --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.004)         (0.001)      (0.001)      (0.002)      (0.018)      (0.048)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                          0.37%           0.10%        0.10%        0.15%        1.85%        4.95%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                 $2,257          $2,663       $5,179      $11,319      $12,700      $13,282
----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
   fee waivers and expensereimbursements
   by advisor                                       2.34%**         1.44%        1.02%        1.52%        1.55%        1.55%
----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before
   fee waivers and expense reimbursements
   by advisor                                       2.34%**         2.11%        1.79%        1.71%        1.57%        1.55%
----------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
   assets, net of fee waivers and expense
   reimbursements by advisor                        0.71%**         0.10%        0.10%        0.15%        1.86%        4.88%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average net
   assets, before fee waivers and expense
   reimbursements by advisor                        0.71%**        (0.57)%      (0.67)%      (0.04)%       1.84%        4.88%
============================================================================================================================

*  Amount represents less than $0.0005 or ($0.0005) per share.
** Annualized.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
22

UBS MONEY MARKET FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT

BACKGROUND. At a meeting of the board of UBS Master Series, Inc. (the "Company") on July 20, 2005, the members of the board, including the directors who are not "interested persons" of the Company ("Independent Directors") as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory and Administration Agreement for UBS Money Market Fund, a series of the Company (the "Fund"). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist them, including performance and expense information for other investment companies with similar investment objectives to the Fund. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. Subsequently, the Chairman of the board and independent legal counsel to the Independent Directors met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Advisory and Administration Agreement, the board, including the Independent Directors, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION AGREEMENT. The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Global AM under the Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds

--------------------------------------------------------------------------------
24

UBS MONEY MARKET FUND

in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's soft dollars policies and practices, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The board noted that UBS Global AM acts as the principal underwriter of the Fund's shares and that it may enter into dealer agreements with UBS Financial Services Inc. and with unaffiliated broker-dealers to authorize them to sell the Fund's shares. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Advisory and Administration Agreement.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five- and ten year periods ended May 31, 2005. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance as compared against the Performance Universe was consistently below average for the comparative periods. Specifically, the Fund's performance was in either the fourth or fifth quintile for the one-, three- five- and ten-year period. The board noted management's explanation that the underperformance is due to the low

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

level of Fund assets (around $19 million) and higher 12b-1 fees due to the exchangeability feature into certain other UBS long-term funds, consistent with industry practice for exchange vehicle money funds. In addition, the board noted that investors of the Fund may benefit by reducing subsequent charges upon an exchange into a long-term fund or redemption of certain types of shares. Based on its review and management's explanation, the board concluded that, considering that the Fund operates solely as an exchange vehicle for other UBS funds and its low level of assets under management, the Fund's investment performance was satisfactory.

MANAGEMENT FEE AND EXPENSE RATIO. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver currently in place and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee") paid by the Fund. The board noted that the entire management fee had been waived by UBS Global AM during the Fund's two most recent fiscal years, although UBS Global AM expected to discontinue this waiver as interest rates, and yields, were increasing.

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the second and first quintile, respectively, in the Fund's Expense Group (i.e., fifth and first of fourteen for the fiscal year ended February 28, 2005). In addition, the board noted that the Fund's total expenses were the third highest of the fourteen Funds in its Expense Group for the fiscal year ended February 28, 2005. The board noted management's explanation that the Fund's above average total expenses resulted from its relatively small size, which caused certain nonmanagement expenses to be above the average for the Fund's Expense Group. It was also noted that, unlike some of the funds in its Expense Group, the Fund imposed a 12b-1 fee.

Taking all of the above into consideration, the board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Agreement.

ADVISOR PROFITABILITY. The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York Fund complex as a whole. In addition, the board received information with respect to

--------------------------------------------------------------------------------
26

UBS MONEY MARKET FUND

UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee did not contain any breakpoints but that it was relatively low. Given the relatively small size of the Fund, UBS Global AM did not believe that the Fund was large enough to have any significant economies of scale. The board also recognized that, as noted by management, advisory agreements for many Funds do not contain breakpoints at all.

Generally, in light of UBS Global AM's profitability data and the Contractual Management Fee and Actual Management Fee currently in place, the board believed that UBS Global AM's sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM. The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

--------------------------------------------------------------------------------
                                                                              27
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28

DIRECTORS

Richard Q. Armstrong                            Richard R. Burt
Chairman
                                                Meyer Feldberg
Margo N. Alexander
                                                William D. White
David J. Beaubien

PRINCIPAL OFFICERS

W. Douglas Beck                                 Thomas Disbrow
President                                       Vice President and Treasurer

Mark F. Kemper                                  Michael H. Markowitz
Vice President and Secretary                    Vice President

INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.

[LOGO OF UBS] UBS                                                ---------------
                                                                    Presorted
                                                                    Standard
              UBS GLOBAL ASSET MANAGEMENT (US) INC.                US Postage
              51 West 52nd Street                                     PAID
              New York, New York 10019-6114                       Smithtown, NY
                                                                   Permit 700
                                                                 ---------------

ITEM 2.  CODE OF ETHICS.
------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
-----------------------------------------------

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.
---------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
----------------------------------

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-------------------

   (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:     /s/ W. Douglas Beck
        -------------------
        W. Douglas Beck
        President

Date:   November 4, 2005
        ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. Douglas Beck
        -------------------
        W. Douglas Beck
        President

Date:   November 4, 2005
        ----------------

By:     /s/ Thomas Disbrow
        ------------------
        Thomas Disbrow
        Vice President and Treasurer

Date:   November 4, 2005
        ----------------